SCHEDULE OF JOINT ARRANGEMENTS (Details)			12 Months Ended
		Mar. 18, 2022	Dec. 31, 2025
Disclosure of subsidiaries [line items]
Percentage ownership		100.00%
Ownership Interest			100.00%
Santacruz silver mining ltd [member]
Disclosure of subsidiaries [line items]
Country of incorporation			Canada
Percentage ownership			100.00%
Principal activity			Holding company and head office function
Carrizal holdings ltd [member]
Disclosure of subsidiaries [line items]
Country of incorporation			Canada
Percentage ownership			100.00%
Principal activity			Holding company
Compania minera zilar mendi sade cv [member]
Disclosure of subsidiaries [line items]
Country of incorporation	[1]		Mexico
Percentage ownership	[1]		100.00%
Principal activity	[1]		Mine operations
PCG Mining SAde CV [member]
Disclosure of subsidiaries [line items]
Country of incorporation			Mexico
Percentage ownership			100.00%
Principal activity			Holding company
Laikra limited [member]
Disclosure of subsidiaries [line items]
Country of incorporation			Bermuda
Percentage ownership			100.00%
Principal activity			Holding company
Apamera limited [member]
Disclosure of subsidiaries [line items]
Country of incorporation			Bermuda
Percentage ownership			100.00%
Principal activity			Holding company
Lewron metals ltd [member]
Disclosure of subsidiaries [line items]
Country of incorporation			Bermuda
Percentage ownership			100.00%
Principal activity			Holding company
Kempsey sa [member]
Disclosure of subsidiaries [line items]
Country of incorporation			Panama
Percentage ownership			100.00%
Principal activity			Holding company
Shattuck trading co inc [member]
Disclosure of subsidiaries [line items]
Country of incorporation			Panama
Percentage ownership			100.00%
Principal activity			Holding company
Iris mines and metals sa [member]
Disclosure of subsidiaries [line items]
Country of incorporation			Panama
Percentage ownership			100.00%
Principal activity			Holding company
Sociedad mineraill apa sa [member]
Disclosure of subsidiaries [line items]
Country of incorporation	[2]		Bolivia
Percentage ownership	[2]		100.00%
Principal activity	[2]		Mine operations
Sinchi wayra sa [member]
Disclosure of subsidiaries [line items]
Country of incorporation			Bolivia
Percentage ownership			100.00%
Principal activity			Mine operations
Sociedad minero metalurgico reserva ltd [member]
Disclosure of subsidiaries [line items]
Country of incorporation			Bolivia
Percentage ownership			100.00%
Principal activity			Mine operations
Empresa Minera San Lucas SA [member]
Disclosure of subsidiaries [line items]
Country of incorporation			Bolivia
Percentage ownership			100.00%
Principal activity			Ore trading house
Compania Minera Concepcion SA [member]
Disclosure of subsidiaries [line items]
Country of incorporation			Bolivia
Percentage ownership			100.00%
Principal activity			Ore trading house
Compania Minera Colquiri SA [member]
Disclosure of subsidiaries [line items]
Country of incorporation			Bolivia
Percentage ownership			100.00%
Principal activity			Inactive
Complejo Metalurgico Vinto SA [member]
Disclosure of subsidiaries [line items]
Country of incorporation			Bolivia
Percentage ownership			100.00%
Principal activity			Inactive
Joint association agreement [member]
Disclosure of subsidiaries [line items]
Joint Arrangements			Illapa Joint Operation
Location			Bolivia
Ownership Interest			45.00%

[1]	On November 10, 2025, Carrizal Mining S.A de C.V changed its name to
[2]	Sociedad Minera Illapa S.A. is the operator of the Illapa Joint Operation which includes the Bolivar and Porco mines.